SUBSEQUENT EVENTS (Details Narrative)											2 Months Ended	3 Months Ended	11 Months Ended
	Apr. 21, 2022 $ / shares shares	Apr. 20, 2022 USD ($) shares	Apr. 14, 2022 $ / shares shares	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 15, 2022 USD ($)	Feb. 02, 2022 USD ($) $ / shares shares	Dec. 15, 2021	Feb. 17, 2021 USD ($)	Feb. 17, 2021 CAD ($)	Feb. 03, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 14, 2021 $ / shares shares	Mar. 04, 2021 $ / shares shares	Jan. 21, 2021 $ / shares
Subsequent Event [Line Items]
Consolidation of issued and outstanding shares description							the shareholders of the Company authorized the filing of articles of amendment to consolidate the issued and outstanding common shares of the Company within the range of one Common Share for every two to twelve Common Shares that are outstanding, which is expected to be effective in February 2022
Proceeds from issuance of common shares | $											$ 1,478,582		$ 1,478,582
Acquisition aggregate consideration								$ 359,505	$ 455,000
Cash consideration | $												114,000
Stock Issued During Period, Value, New Issues | $											$ 1,478,582	$ 974,435	$ 1,478,582
Share price | (per share)														$ 3.50		$ 0.05
Shares issued														1,001,242
Common Stock, Shares, Outstanding												6,188,754	5,804,254
Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares											1,003,012	196,400	1,003,012
Acquisition aggregate consideration | $										$ 162,500
Stock Issued During Period, Value, New Issues | $											$ 1,478,582	$ 974,435	$ 1,478,582
Share price | (per share)				$ 5.00		$ 5.00									$ 2.00
Shares issued				178,100		196,400				1,000,000					1,003,012
Subsequent Event [Member] | Prior Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	5,006,204
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.50
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	500,620
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.00
Subsequent Event [Member] | TruMed Limited [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares acquired					100.00%
Acquisition aggregate consideration | $					$ 750,000
Cash consideration | $					130,000
Consideration payable in promissory note | $					70,000
Acquisition contingent consideration payable | $					$ 550,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares				188,100		196,400
Proceeds from issuance of common shares | $		$ 813,000				$ 982,000
Stock Issued During Period, Value, New Issues | $				$ 940,500
Shares issued		162,600
Common Stock, Shares, Outstanding	6,351,354	63,513,530
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	615,000
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,150,000
Subsequent Event [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Purchase, shares			140,000
Share price | $ / shares			$ 5.00
Subsequent Event [Member] | Common Stock [Member] | CAD$0.20 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	3,650,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.20
Subsequent Event [Member] | Common Stock [Member] | CAD$0.35 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	1,100,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.35
Subsequent Event [Member] | Common Stock [Member] | CAD$0.50 Per Share [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	1,400,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.50
Subsequent Event [Member] | Common Stock [Member] | CAD$2.00 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	365,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 2.00
Subsequent Event [Member] | Common Stock [Member] | CAD$3.50 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	110,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 3.50
Subsequent Event [Member] | Common Stock [Member] | CAD$5.00 Per Share [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	140,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 5.00